Name of issuers, and the aggregate amortized cost and fair value of the securities of such issuer, in which the aggregate amortized cost exceeds 10% of stockholders' equity (Detail) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2012	Dec. 31, 2011
Federal National Mortgage Association Certificates And Obligations FNMA Member
Investment Holdings [Line Items]
Amortized Cost	$ 1,594,933	$ 1,049,315
Marketable Securities	1,634,927	1,089,069
Federal Home Loan Bank Certificates And Obligations FHLB Member
Investment Holdings [Line Items]
Amortized Cost	520,127	553,940
Marketable Securities	528,287	578,617
Federal Home Loan Mortgage Corporation Certificates And Obligations FHLMC Member
Investment Holdings [Line Items]
Amortized Cost	1,198,969	984,270
Marketable Securities	$ 1,221,863	$ 1,010,669